Derivatives	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives
Derivatives
Interest Rate Swaps
The Partnership entered into interest rate swaps for 9 to 22 days in October and November during the year ended December 31, 2014 in connection with the issuance of the 2024 Notes and 2045 Notes in November 2014.
The impact of the interest rate swaps on net income is included in other income (expense) in the consolidated statements of operations as part of interest expense, net, as follows (in millions):

December 31,
2014
Settlement gains on derivatives	$3.6

Commodity Swaps
The Partnership manages its exposure to fluctuation in commodity prices by hedging the impact of market fluctuations. Swaps are used to manage and hedge price and location risk related to these market exposures. Swaps are also used to manage margins on offsetting fixed-price purchase or sale commitments for physical quantities of natural gas, NGLs, condensate and crude oil. The Partnership does not designate transactions as cash flow or fair value hedges for hedge accounting treatment under FASB ASC 815. Therefore, changes in the fair value of the Partnership's derivatives are recorded in revenue in the period incurred. In addition, the risk management policy does not allow the Partnership to take speculative positions with its derivative contracts.
The Partnership commonly enters into index (float-for-float) or fixed-for-float swaps in order to mitigate its cash flow exposure to fluctuations in the future prices of natural gas, NGLs, condensate and crude oil. For natural gas, index swaps are used to protect against the price exposure of daily priced gas versus first-of-month priced gas. They are also used to hedge the basis location price risk resulting from supply and markets being priced on different indices. For natural gas, NGLs, condensate and crude oil, fixed-for-float swaps are used to protect cash flows against price fluctuations: 1) in the NGL component of our percentage of liquids contracts, which we receive as a fee for natural gas processing, 2) in the natural gas processing and fractionation components of our business and 3) in the storage component of our business where we have price risk for product held in inventory or storage.
The components of gain on derivatives in the consolidated statements of operations relating to commodity swaps are (in millions):

Year Ended December 31,
2014*
Change in fair value of derivatives that are not designated for hedge accounting	$22.4
Settlement loss on derivatives	(0.3)
Net gains related to commodity swaps	$22.1

* Amounts consist only of the period from March 7, 2014 through December 31, 2014.
The fair value of derivative assets and liabilities relating to commodity swaps are as follows (in millions):

December 31,
2014
Fair value of derivative assets — current	$16.7
Fair value of derivative assets — long term	10.0
Fair value of derivative liabilities — current	(3.0)
Fair value of derivative liabilities — long term	(2.0)
Net fair value of derivatives	$21.7

Set forth below is the summarized notional volumes and fair value of all instruments held for price risk management purposes at December 31, 2014. The remaining term of the contracts extend no later than December 2016.

		December 31, 2014
Commodity	Instruments	Unit	Volume	Fair Value
			(In millions)
NGL (short contracts)	Swaps	Gallons	(57.0)	$26.3
NGL (long contracts)	Swaps	Gallons	45.4	(4.5)
Natural Gas (short contracts)	Swaps	MMBtu	(5.4)	0.3
Natural Gas (long contracts)	Swaps	MMBtu	3.1	(0.4)
Total fair value of derivatives				$21.7

On all transactions where the Partnership is exposed to counterparty risk, the Partnership analyzes the counterparty's financial condition prior to entering into an agreement, establishes limits and monitors the appropriateness of these limits on an ongoing basis. The Partnership primarily deals with two types of counterparties, financial institutions and other energy companies, when entering into financial derivatives on commodities. The Partnership has entered into Master International Swaps and Derivatives Association Agreements (“ISDAs”) that allow for netting of swap contract receivables and payables in the event of default by either party. If the Partnership's counterparties failed to perform under existing swap contracts, the Partnership's maximum loss as of December 31, 2014 of $26.7 million would be reduced to $21.7 million due to the offsetting of gross fair value payables against gross fair value receivables as allowed by the ISDAs.
Fair Value of Derivative Instruments
Assets and liabilities related to the Partnership's derivative contracts are included in the fair value of derivative assets and liabilities and the profit and loss on the mark to market value of these contracts are recorded net as a loss on derivatives in the consolidated statement of operations. The Partnership estimates the fair value of all of its derivative contracts using actively quoted prices. The estimated fair value of derivative contracts by maturity date was as follows (in millions):

	Maturity Periods
	Less than one year	One to two years	More than two years	Total fair value
December 31, 2014	$13.7	$8.0	$—	$21.7